ORGANIZATION - Financial information of the consolidated VIEs (Parenthetical) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity
Accounts receivable, allowance for doubtful accounts	¥ 100,797	$ 14,614	¥ 82,654